Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends on common stock, cash paid (usd per share)	$ 0.34	$ 0.31	$ 1.30	$ 1.24	$ 1.18
The Bank of New York Mellon Corporation shareholders’ equity			$ 43,034	$ 45,801
Common stock
The Bank of New York Mellon Corporation shareholders’ equity			$ 38,196	$ 41,260	$ 37,941	$ 37,096